Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Operating Expenses [Abstract]
Vessel Operating Expenses
Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2018	2019	2020
Crew wages and related costs	$33,340	$33,655	$34,364
Insurance	3,163	3,409	3,380
Repairs, maintenance and drydocking costs	6,606	8,922	10,097
Spares, stores and provisions	13,855	14,776	14,921
Lubricants	3,901	4,565	4,059
Taxes	842	608	642
Miscellaneous	1,805	2,634	2,623
Total	$63,512	$68,569	$70,086